Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Disclosure of detailed information about remuneration of key management

	For the period ended
	December 31
(in EUR 000)	2025	2024
Short-term remuneration & compensation (1)	2,053	2,038
Post-employment benefits	88	49
Share-based payment (2)	1,313	2,314
Total	3,454	4,401
(1)	Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.
(2)	Warrant expense under IFRS 2.

Disclosure of detailed information about transactions with related parties

	For the period ended December 31, 2025		For the period ended December 31, 2024
			Set up of
	Set up of	Board	Production	Board
(in EUR 000)	Production Line	Remuneration	Line	Remuneration
Cochlear	52	—	242	—
Robert Taub (until June 12, 2024)/ Robelga SRL (since June 12, 2024)	—	119	—	122
Kevin Rakin	—	79	—	66
Pierre Gianello	—	60	—	59
Jurgen Hambrecht	—	71	—	65
Rita Mills	—	68	—	65
Giny Kirby	—	57	—	58
Wildman Venturees LLC	—	79	—	70
Total	52	532	242	571
Amounts outstanding at year-end	—	117	—	110